Goodwill and Intangible Assets - Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 478	€ 146
Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	130	128
Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Goodwill	€ 348	€ 18